Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Formation and operating costs	$ 292,855	$ 156,730	$ 878,176	$ 362,349	$ 2,047,534	$ 717,764
Loss from operations	(292,855)	(156,730)	(878,176)	(362,349)	(2,047,534)	(717,764)
Other income:
Income earned on marketable securities held in Trust Account	182,206	158,207	458,816	169,904	839,254	7,607
Total other income					839,254	7,607
Net (loss) income	$ (110,649)	$ 1,477	$ (419,360)	$ (192,445)	$ (1,208,280)	$ (710,157)
Weighted average shares outstanding, ordinary shares (in Shares)	5,195,790	14,840,000	5,259,580	14,840,000	8,901,159	11,581,616
Basic and diluted net (loss) income per share, ordinary shares (in Dollars per share)	$ (0.02)	$ 0	$ (0.08)	$ (0.01)	$ (0.14)	$ (0.06)